Employee benefit expenses	12 Months Ended
Dec. 31, 2023
Employee benefit expenses
Employee benefit expenses

7Employee benefit expenses

	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Wages and salaries	250,773	183,193	198,988
Share-based compensation expenses	35,463	27,528	7,514
Pension costs - defined contribution plans	16,942	15,651	10,616
Other staff welfare expenses	6,072	7,770	4,853
	309,250	234,142	221,971